Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000004197
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment House Growth Fund (The)
Without Sales Load [Member] | C000004197
Average Annual Return [Line Items]
Average Annual Return, Percent		33.88%	16.64%	15.36%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		26.38%	15.17%	13.76%